Financial instruments (Details 3) - USD ($) $ in Billions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Financial liabilities, at fair value	$ 22.4	$ 27.1
Financial liabilities	$ 23.6	$ 25.3